Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jul. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Current Assets
Cash and Cash Equivalents	$ 382,491	$ 277,664	$ 162,124
Share proceeds receivable	4,195	100,000
Inventory	318,107	323,411	371,896
Prepaid Expenses	10,881	11,859	8,106
Other Current Assets	8,063	2,149	1,059
Total Current Assets	723,737	715,083	543,185
Operating Lease Assets	295,819	344,413	483,193
Deferred Offering Costs	600,000
Property and Equipment, net of accumulated depreciation of $88,823 and $64,091	238,188	80,027	114,509
Total Assets	1,857,744	1,139,523	1,140,887
Current Liabilities
Accounts Payable	708,274	869,765	534,442
Accrued Expenses	505,922	1,382,839	1,709,797
Accrued Expenses – Related Party	71,173	106,173	155,750
Customer Deposits	164,900	188,385
Deferred Revenue	298,711	687,766
Short-Term Debt	1,500,473	716,142	609,491
Current Operating Lease Liability	77,570	90,286	101,984
Short-Term Convertible Debt, net of debt discount of $309,317 and $689,176	639,860	336,683	2,286,896
Derivative Liabilities	415,177	213,741	2,611,125
PPP Loan-current portion	104,198	43,294
Current Portion – Long-Term Debt	444,724	424,064	4,166
Total Current Liabilities	4,930,982	5,059,138	8,013,651
Non-Current Lease Liability	211,195	244,049	365,085
PPP Loan -long term portion	105,249	166,153
Long-Term Debt	911,272	890,373	11,940
Total Liabilities	6,158,698	6,359,713	8,390,676
Commitments and Contingencies
Series D Preferred Stock, $0.001 par value, 870 shares authorized, 870 and 870 shares issued and outstanding	870,000	870,000	870,000
Stockholders’ Deficit
Common Stock, $0.000001 par value, 15,000,000 shares authorized, 1,427,163 and 538,464 shares issued, issuable and outstanding	3	1	1
Additional Paid In Capital	17,530,799	14,291,759	13,449,336
Accumulated Deficit	(22,701,783)	(20,381,977)	(21,569,153)
Total Stockholders’ Deficit	(5,170,954)	(6,090,190)	(8,119,789)
Total Liabilities and Stockholders’ Deficit	1,857,744	1,139,523	1,140,887
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, Value	0	0	0
Total Stockholders’ Deficit
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, Value	20	20	20
Total Stockholders’ Deficit	20	20	20
Series C Preferred Stock [Member]
Stockholders’ Deficit
Preferred Stock, Value	7	7	7
Total Stockholders’ Deficit	$ 7	$ 7	$ 7